Discontinued Operations - Narrative (Details) $ / shares in Units, $ in Thousands, £ in Millions			1 Months Ended	3 Months Ended		11 Months Ended	12 Months Ended
	Nov. 30, 2023 USD ($) $ / shares shares	Aug. 30, 2022 USD ($) shares	Jan. 26, 2022 USD ($)	Dec. 31, 2022 USD ($) $ / shares shares	Sep. 30, 2022 USD ($)	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2023 GBP (£)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Impairment of goodwill			$ 0	$ 26,600	$ 346,100	$ 372,728	$ 0
Impairment of assets held for sale			$ 0			$ 0	$ 3,276
Class A common stock
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Common stock outstanding (in shares) | shares				91,674,000		91,674,000	65,855,000
Common stock, par value (in dollars per share) | $ / shares				$ 0.0001		$ 0.0001	$ 0.0001
Paysafe | Related Party
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Credit card processing fees						$ 2,800	$ 14,900
Receivable from related parties				$ 2,400		$ 2,400
Just Develop It Limited | Related Party
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Monthly payment for desk occupancy | £								£ 0.1
Just Develop It Limited | Related Party | Waiver
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Quarterly payments		$ 10,000
Just Develop It Limited | Related Party | Waiver | Class A common stock
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of shares in waiver agreement (in shares) | shares		50,000,000.0
2023 Award Modification | Protected Incentive Plan | Class A common stock
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Incentive plan for eligible recipients total		$ 100,000					40,800
Cash rewards		$ 20,000
Discontinued Operations, Held-for-sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from sale	$ 51,000
Repayments of secured and unsecured obligation	18,800
Repayment of intercompany obligation	9,600
Repayments of unsecured obligation	22,700
JDIL | Discontinued Operations, Held-for-sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from sale	$ 240,000
Common stock outstanding (in shares) | shares	29,100,000
Impairment of goodwill							115,500
Impairment of assets held for sale							3,300
Total impairment charges							$ 118,800
JDIL | Discontinued Operations, Held-for-sale | Class A common stock
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001